Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Summary of Significant Accounting Policies

3.  Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.  Significant estimates include, but are not limited to, those relating to stock-based compensation, revenue recognition, and the assumptions used to value warrants, warrant modifications and warrant liabilities.

Principles of Consolidation

The accompanying consolidated financial statements include the Company’s accounts, and the accounts of VistaGen California’s wholly-owned inactive subsidiaries, Artemis Neurosciences and VistaStem Canada.

Cash and Cash Equivalents

Cash and cash equivalents are considered to be highly liquid investments with maturities of three months or less at the date of purchase.

Property and Equipment

Property and equipment is stated at cost. Repairs and maintenance costs are expensed in the period incurred. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. The estimated useful lives of property and equipment range from five to seven years.

Impairment or Disposal of Long-Lived Assets

We evaluate our long-lived assets, primarily property and equipment, for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable from the estimated future cash flows expected to result from their use or eventual disposition. If the estimates of future undiscounted net cash flows are insufficient to recover the carrying value of the assets, we record an impairment loss in the amount by which the carrying value of the assets exceeds their fair value. If the assets are determined to be recoverable, but the useful lives are shorter than originally estimated, we  depreciate or amortize the net book value of the assets over the newly determined remaining useful lives. We have not recorded any impairment charges to date.

Revenue Recognition

Although we do not currently have any such arrangements, we have historically generated revenue principally from collaborative research and development arrangements, technology transfer agreements, including strategic licenses, and government grants. Revenue arrangements with multiple components are divided into separate units of accounting if certain criteria are met, including whether the delivered component has stand-alone value to the customer. Consideration received is allocated among the separate units of accounting based on their respective selling prices.  The selling price for each unit is based on vendor-specific objective evidence, or VSOE, if available, third party evidence if VSOE is not available, or estimated selling price if neither VSOE nor third party evidence is available.  The applicable revenue recognition criteria are then applied to each of the units.

We recognize revenue when the four basic criteria of revenue recognition are met: (i) a contractual agreement exists; (ii) the transfer of technology has been completed or services have been rendered; (iii) the fee is fixed or determinable; and (iv) collectability is reasonably assured. For each source of revenue, we comply with the above revenue recognition criteria in the following manner:

•          Collaborative arrangements typically consist of non-refundable and/or exclusive up front technology access fees, cost reimbursements for specific research and development spending, and various milestone and future product royalty payments.  If the delivered technology does not have stand-alone value, the amount of revenue allocable to the delivered technology is deferred.  Non-refundable upfront fees with stand-alone value that are not dependent on future performance under these agreements are recognized as revenue when received, and are deferred if we have continuing performance obligations and have no objective and reliable evidence of the fair value of those obligations.  We recognize non-refundable upfront technology access fees under agreements in which we have a continuing performance obligation ratably, on a straight-line basis, over the period during which we are obligated to provide services.  Cost reimbursements for research and development spending are recognized when the related costs are incurred and when collectability is reasonably assured.  Payments received related to substantive, performance-based “at-risk” milestones are recognized as revenue upon achievement of the milestone event specified in the underlying contracts, which represent the culmination of the earnings process.  Amounts received in advance are recorded as deferred revenue until the technology is transferred, costs are incurred, or a milestone is reached.

•          Technology license agreements typically consist of non-refundable upfront license fees, annual minimum access fees, development and/or regulatory milestone payments and/or royalty payments. Non-refundable upfront license fees and annual minimum payments received with separable stand-alone values are recognized when the technology is transferred or accessed, provided that the technology transferred or accessed is not dependent on the outcome of the continuing research and development efforts. Otherwise, revenue is recognized over the period of our continuing involvement, and, in the case of development and/or regulatory milestone payments, when the applicable event triggering such a payment has occurred.

•          Government grants, which support our research efforts on specific projects, generally provide for reimbursement of approved costs as defined in the terms of grant awards. Grant revenue is recognized when associated project costs are incurred.

Research and Development Expenses

Research and development expenses are composed of both internal and external costs.  Internal costs include salaries and employment-related expenses of scientific personnel and direct project costs.  External research and development expenses consist primarily of costs associated with clinical and non-clinical development of AV-101, our prodrug candidate entering late-stage clinical development for Major Depressive Disorder, sponsored stem cell research and development costs, and costs related to the application and prosecution of patents related to our stem cell technology platform and AV-101. All such costs are charged to expense as incurred.

Stock-Based Compensation

We recognize compensation cost for all stock-based awards to employees based on the grant date fair value of the award.  We record non-cash, stock-based compensation expense over the period during which the employee is required to perform services in exchange for the award, which generally represents the scheduled vesting period.  We have granted no restricted stock awards nor do we have any awards with market or performance conditions.  For equity awards to non-employees, we re-measure the fair value of the awards as they vest and the resulting value is recognized as an expense during the period over which the services are performed.

Income Taxes

We account for income taxes using the asset and liability approach for financial reporting purposes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established, when necessary, to reduce the deferred tax assets to an amount expected to be realized.

Concentrations of Credit Risk

Financial instruments, which potentially subject us to concentrations of credit risk, consist principally of cash and cash equivalents. Our investment policies limit any such investments to short-term, low-risk investments. We deposit cash and cash equivalents with quality financial institutions and are insured to the maximum of federal limitations. Balances in these accounts may exceed federally insured limits at times.

Warrant Liability

We have issued to Platinum Long Term Growth VII, LLC, our largest investor (Platinum), warrants to purchase a substantial number of unregistered shares of our common stock and, subject to Platinum’s exercise of its rights to exchange shares of our Series A Preferred Stock that it holds, we are obligated to issue to Platinum an additional warrant to purchase unregistered shares of common stock (collectively, the Platinum Warrants). The Platinum Warrants contain an exercise price adjustment feature that will lower the exercise price of the warrants in the event we subsequently issue equity instruments at a price lower than the exercise price of the Platinum Warrants. We account for the Platinum Warrants as non-cash liabilities and estimate their fair value as described in Note 4, Fair Value Measurements, Note 8, Convertible Promissory Notes and Other Notes Payable, and Note 9, Capital Stock. We compute the fair value of the warrant liability at each reporting period and record the change in the fair value as non-cash expense or non-cash income. The key component in determining the fair value of the Platinum Warrants and the related liability is the market price of our common stock, which is subject to significant fluctuation and is not under our control. The resulting change in the fair value of the warrant liability on our net loss is therefore also subject to significant fluctuation and will continue to be so until all of the Platinum Warrants are issued and exercised, amended or expire. Assuming all other fair value inputs remain generally constant, we will record an increase in the warrant liability and non-cash losses when our stock price increases and a decrease in the warrant liability and non-cash gains when our stock price decreases.  As described in Note 16, Subsequent Events, during May 2015, we entered into an agreement with Platinum pursuant to which Platinum agreed to amend the Platinum Warrants to fix the exercise price thereof at $7.00 per share and eliminate the exercise price reset features and fix the number of shares of our common stock issuable thereunder.  This amendment will result in the elimination of the warrant liability with respect to the Platinum Warrants during the first quarter of our fiscal year ended March 31, 2016.

Comprehensive Loss

We have no components of other comprehensive loss other than net loss, and accordingly our comprehensive loss is equivalent to our net loss for the periods presented.

Loss per Common Share

Basic income (loss) per share of common stock excludes the effect of dilution and is computed by dividing net income (loss) by the weighted-average number of shares of common stock outstanding for the period. Diluted income (loss) per share of common stock reflects the potential dilution that could occur if securities or other contracts to issue shares of common stock were exercised or converted into shares of common stock. In calculating diluted net income (loss) per share, we adjust the numerator for the change in the fair value of the warrant liability attributable to the outstanding Platinum Warrants, only if dilutive, and increase the denominator to include the number of potentially dilutive common shares assumed to be outstanding during the period using the treasury stock method. As a result of our net loss for both periods presented, potentially dilutive securities were excluded from the computation of diluted loss per share, as their effect would be antidilutive.

Basic and diluted net loss attributable to common stockholders per share was computed as follows:

	Fiscal Years Ended March 31,
	2015	2014
Numerator:
Net loss attributable to common stockholders for basic earnings per share	$(13,885,800)	$(2,967,700)
less: change in fair value of warrant liability attributable to Exchange, Investment and Bridge Warrants issued to Platinum	(105,200)	(1,219,500)

Net loss for diluted earnings per share attributable to common stockholders	$(13,991,000)	$(4,187,200)

Denominator:
Weighted average basic common shares outstanding	1,318,797	1,098,742
Assumed conversion of dilutive securities:
Warrants to purchase common stock	-	474
Potentially dilutive common shares assumed converted	-	474

Denominator for diluted earnings per share - adjusted weighted average shares	1,318,797	1,099,216

Basic net loss attributable to common stockholders per common share	$(10.53)	$(2.70)

Diluted net loss attributable to common stockholders per common share	$(10.61)	$(3.81)

Potentially dilutive securities excluded in determining diluted net loss per common share for the fiscal years ended March 31, 2015 and 2014 are as follows:

	Fiscal Years Ended March 31,
	2015	2014

Series A preferred stock issued and outstanding (1)	750,000	750,000

Warrant shares issuable to Platinum upon exercise of common stock warrants by Platinum upon exchange of Series A Preferred under the terms of the October 11, 2012 Note
Exchange and Purchase Agreement	375,000	375,000

Outstanding options under the 2008 and 1999 Stock Incentive Plans	207,638	212,486

Outstanding warrants to purchase common stock	1,544,474	854,782

10% convertible Exchange Note and Investment Notes issued to Platinum in October 2012,
February 2013 and March 2013, including accrued interest through March 31, 2015
and 2014, respectively (2)	414,615	374,798

10% convertible note issued to Platinum on July 26, 2013, including accrued interest
through March 31, 2015 and 2014, respectively	29,620	26,776

10% convertible notes issued as a component of Unit Private Placements, including accrued interest through March 31, 2014
accrued interest through March 31, 2015 and 2014, respectively (3)	433,758	109,341

Total	3,755,105	2,703,183

____________
(1) Assumes exchange under the terms of the October 11, 2012 Note Exchange and Purchase Agreement with Platinum
(2) Assumes conversion under the terms of the October 11, 2012 Note Exchange and Purchase Agreement with Platinum and the terms of the individual notes
(3) Excludes effect of conversion premium upon conversion into securities which may be issued in a Qualified Financing, as defined in the notes

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-09, Revenue from Contracts with Customers (Topic 606).which supersedes the revenue recognition requirements in ASC 605, Revenue Recognition., The amendment in this ASU provides guidance on revenue recognition to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The core principle of this update provides guidance to identify the performance obligations under the contract(s) with a customer and how to allocate the transaction price to the performance obligations in the contract. It further provides guidance to recognize revenue when (or as) the entity satisfies a performance obligation. The ASU is effective for public entities for annual and interim periods beginning after December 15, 2016 (the first quarter of our fiscal year ending March 31, 2018).  In April 2015, the FASB proposed to defer for one year the effective date of the new revenue standard, with an option that would permit companies to adopt the standard as early as the original effective date.  Early adoption prior to the original effective date is not permitted. We have not determined the potential effects of adopting this ASU on our consolidated financial statements.

In June 2014, the FASB issued ASU No. 2014-10, Development Stage Entities (Topic 915): Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation. The amendments in this ASU remove all incremental financial reporting requirements for development stage entities.  Among other changes, this ASU no longer requires development stage entities to present inception-to-date information about income statement line items, cash flows, and equity transactions. The presentation and disclosure requirements in Topic 915 will no longer be required for the first annual period beginning after December 15, 2014, with early adoption permitted. We have adopted ASU 2014-10 effective with our fiscal year beginning April 1, 2014 and, accordingly, have eliminated inception-to-date information in the accompanying Consolidated Statements of Operations and Comprehensive Loss and Consolidated Statements of Cash Flows.

In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The amendments in this ASU define when and how an entity is required to disclose going concern uncertainties, which must be evaluated each interim and annual period.  Specifically, the ASU requires management to determine whether substantial doubt exists regarding the entity’s going concern presumption. Substantial doubt about an entity’s ability to continue as a going concern exists when relevant conditions and events, considered in the aggregate, indicate that it is probable (as defined under ASC 450, Contingencies) that the entity will be unable to meet its obligations as they become due within one year after the date that the financial statements are issued or are available to be issued. If substantial doubt exists, certain disclosures are required, the extent of which depends on an evaluation of management’s plans (if any) to mitigate the going concern uncertainty. This evaluation should include consideration of conditions and events that are either known or are reasonably knowable at the date the financial statements are issued or are available to be issued, as well as whether it is probable that management's plans to address the substantial doubt will be implemented and, if so, whether it is probable that the plans will alleviate the substantial doubt. ASU 2014-15 is effective for annual periods ending after December 15, 2016, and interim and annual periods thereafter. Early application is permitted. In their opinion on our audited financial statements for our fiscal year ended March 31, 2015, our auditors indicated that there was substantial doubt about our ability to continue as a going concern. Although we have not yet adopted ASU 2014-15, we have indicated in Note 2, Basis of Presentation and Going Concern, steps we have taken to eliminate certain of our indebtedness and raise additional financing that is expected to permit us to continue our operations for at least one year. Upon our adoption of ASU 2014-15, assuming conditions at such time indicate there is substantial doubt about our ability to continue as a going concern, or that such doubt has been alleviated, we will conform our disclosure to comply with the guidance contained in ASU 2014-15.